Acquisition of Ekidos Minerals Llp	12 Months Ended
Oct. 31, 2023
Acquisition [Abstract]
ACQUISITION OF EKIDOS MINERALS LLP
4.	ACQUISITION OF EKIDOS MINERALS LLP

On February 3, 2022, the Company purchased 100% of the issued and outstanding shares of Ekidos. Total consideration was $1,000 cash and $5,315,000 loan receivable (Note 8). Ekidos is in the business of the exploration and evaluation of mineral properties in Kazakhstan.

The acquisition has been accounted for by the Company as a purchase of assets and assumption of liabilities. The acquisition did not qualify as a business combination under IFRS 3 - Business Combinations, as the significant inputs, processes and outputs, that together constitute a business, did not exist in Ekidos at the time of acquisition.

The following table summarizes the preliminary purchase price allocation:

Purchase price:
Cash	$1,000
Total consideration	1,000
Net assets acquired:
Cash	34,050
Other receivables	371,294
Prepaid expenses and deposits	580,614
Vehicles, Office and equipment	42,184
Mineral properties	4,383,656
Accounts payable and accrued liabilities	(95,798)
Loans payable to Arras	(5,315,000)

Total net assets acquired	$1,000